Equity (Details) - USD ($)					1 Months Ended	12 Months Ended
		Oct. 02, 2025	Feb. 08, 2024	Jan. 17, 2024	Oct. 31, 2025	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024	Jan. 23, 2026	Sep. 10, 2024
Equity [Line Items]
Net proceeds of common stock (in Dollars)			$ 3,600,000			$ 6,340,890				$ 4,665,444
Ordinary shares authorized											250,000
Surplus reserve rate						10.00%
Registered capital						50.00%
Consolidated net assets (in Dollars)						$ 2,411,781		$ 2,411,781
Net asset percentage						19.00%		22.50%
Ordinary Shares [Member]
Equity [Line Items]
Issued shares				1,375,000
Price per share (in Dollars per share)				$ 4
Ordinary shares authorized												500,000,000
Dual-Class Share Structure [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)												$ 0.0005
Follow-on Offering [Member]
Equity [Line Items]
Net proceeds of common stock (in Dollars)		$ 6,340,000
Sold price (in Dollars per share)		$ 0.6
Warrants to purchase					23,533,254
Proceeds from issuance of warrant (in Dollars)
Minimum [Member]
Equity [Line Items]
Ordinary shares authorized												100,000,000
Maximum [Member]
Equity [Line Items]
Ordinary shares authorized												500,000,000
Over-Allotment Option [Member] | Ordinary Shares [Member]
Equity [Line Items]
Exercise additional shares			206,250
IPO [Member] | Ordinary Shares [Member]
Equity [Line Items]
Price per share (in Dollars per share)			$ 4
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized						49,500,000	[1]	49,500,000	[1]		49,500,000	495,000,000
Common stock, par value (in Dollars per share)	[1]					$ 0.005		$ 0.005
Ordinary shares issued		11,766,627				3,413,520	[1]	658,125	[1]
Warrants to purchase per share (in Dollars per share)		$ 0.72
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Issued shares	[2]					1,176,663				158,125
Class A Ordinary Shares [Member] | Follow-on Offering [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0005
Warrants to purchase		23,533,254			15,787,323
Outstanding warrant term		5 years
Class A Ordinary Shares [Member] | Share Consolidation [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)											$ 0.005
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized						500,000	[1]	500,000	[1]		500,000	5,000,000
Common stock, par value (in Dollars per share)						$ 0.005	[1]	$ 0.005	[1]		$ 0.005
Ordinary shares issued	[1]					500,000		500,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Issued shares	[2]

[1]	Retrospectively restated for effect of the share consolidation completed in January 2026 (see Note 14).
[2]	Retrospectively restated for effect of the share consolidation completed in January 2026 (see Note 14).